Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies.
Schedule of future minimum lease payments under non-cancelable operating leases agreements

	RMB	US$
2021	18,196	2,789
2022	7,076	1,084
2023	5,618	861
2024	5,329	817
2025 and thereafter	1,766	270
Total	37,985	5,821

Schedule of future minimum capital commitments for renovating expense under non-cancellable agreement

	RMB	US$
2021	13,900	2,130
2022	11,700	1,793
2023 and thereafter	1,600	246
Total	27,200	4,169